Intangible assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	₽ 10,807	₽ 11,022
Impairment	(23)	(104)	₽ (878)
Ending balance	10,846	10,807	11,022
Gross amount of fully amortized intangible assets	190	169
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	13,292	13,440
Additions	385	484
Additions from business combinations (Note 6)	337
Disposals	(224)	(632)
Ending balance	13,790	13,292	13,440
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(2,485)	(2,418)
Amortization charge	(580)	(590)
Impairment	(23)	(104)
Disposals	144	627
Ending balance	(2,944)	(2,485)	(2,418)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	6,285	6,285
Ending balance	6,378	6,285	6,285
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	6,285	6,285
Additions from business combinations (Note 6)	93
Ending balance	6,378	6,285	6,285
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	225
Ending balance	183	183	225
Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	284
Disposals		(101)
Ending balance	183	183	284
Licenses | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance		(59)
Amortization charge		(42)
Disposals		101
Ending balance			(59)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	547	474
Ending balance	694	547	474
Computer software | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	1,083	910
Additions	279	244
Additions from business combinations (Note 6)	166
Transfer between groups	31	54
Disposals	(205)	(125)
Ending balance	1,354	1,083	910
Computer software | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(536)	(436)
Amortization charge	(245)	(220)
Impairment	(4)
Disposals	125	120
Ending balance	(660)	(536)	(436)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	3,508	3,802
Ending balance	3,307	3,508	3,802
Customer relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	5,326	5,338
Additions from business combinations (Note 6)	88
Disposals		(12)
Ending balance	5,414	5,326	5,338
Customer relationships | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(1,818)	(1,536)
Amortization charge	(289)	(286)
Impairment		(8)
Disposals		12
Ending balance	(2,107)	(1,818)	(1,536)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	92	126
Ending balance	188	92	126
Trademarks | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	216	216
Additions from business combinations (Note 6)	139
Ending balance	355	216	216
Trademarks | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(124)	(90)
Amortization charge	(43)	(36)
Disposals		2
Ending balance	(167)	(124)	(90)
Contract rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance		295
Disposals		(295)
Ending balance			295
Contract rights | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance		(295)
Disposals		295
Ending balance			(295)
Advances for intangibles, CIP and others
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	192	110
Ending balance	96	192	110
Advances for intangibles, CIP and others | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	199	112
Additions	106	240
Additions from business combinations (Note 6)	(149)
Transfer between groups	(31)	(54)
Disposals	(19)	(99)
Ending balance	106	199	112
Advances for intangibles, CIP and others | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(7)	(2)
Amortization charge	(3)	(6)
Impairment	(19)	(96)
Disposals	19	97
Ending balance	₽ (10)	₽ (7)	₽ (2)